Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 07, 2016
Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001314414
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlfun
Document Creation Date	dei_DocumentCreationDate	Jul. 07, 2016
Document Effective Date	dei_DocumentEffectiveDate	Jul. 07, 2016
Prospectus Date	rr_ProspectusDate	Jul. 07, 2016
Princeton Premium Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and/or your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 16 this Prospectus and in Purchase, Redemption and Pricing of Shares on page 45 of the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Nov. 30, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on an estimate for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Based on an estimate for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund intends to utilize two principal investment strategies: 1) collecting premium from the simultaneous sale and purchase of call options and put options on the S&P 500 Index and 2) invest in fixed income markets.. The Fund's adviser will determine the allocation between these strategies and to any sub-adviser to which it may delegate management of the Fund's portfolio. The adviser intends to allocate between 30% to 80% of the Fund’s net assets to the premium collections strategy at any given time.

The Fund purchases and sells call and put options on the S&P 500 Index, utilizing a premium collection strategy that implements a call spread and a put spread on the same option contract. For example, the Fund will sell a call option and put option and buy back the same call option and put option at a different price, thereby creating a defined risk trade. The difference is referred to as a “spread”. The Fund’s call spreads and put spreads each utilize the same type of contracts, same maturity date, and same number of contracts, but the options are at different strike prices. When the option expiration date arrives, if all options are out-of-the-money, they expire worthless and the Fund will retain the cash collected when opening the position, net of any cash (premium) paid to purchase the call and put positions. This type of option strategy is sometimes referred to as an “Iron Condor”.

An Iron Condor is an option strategy that involves buying and holding four different options on the same market contract with different strike prices. The iron condor is constructed by holding a long and short position in two different strangle strategies. A strangle is created by buying and selling call options and put options on the same market contract with different strike prices, but the same expiration date. The following graphic illustrates this strategy:

The Fund is required to pledge collateral for the option trades and it will hold cash, treasury bills, or money market instruments as collateral for all such options trades. The Fund’s custodian will segregate such collateral for the benefit of the counterparty. Therefore the Fund must typically maintain a large percentage of cash and cash equivalents within the Fund. The amount collected by the Fund when opening a trade represents the maximum profit (or premium) for the position and it represents a 'market neutral' trade, meaning there is no inherent bullish or bearish bias.

Horse Cove Partners LLC is currently the sole sub-adviser to the Fund and it manages the premium collection strategy. Because it is purchasing and selling call options and put options, premium is maximized if the options expire worthless. The sub-adviser utilizes proprietary quantitative models that allow it to determine what it believes is the probability of certain calls or puts expiring worthless; the spreads are done at a price that the sub-adviser believes have a 99.5% probability of the puts sold expiring worthless and a 90% probability of the calls sold expiring worthless. These models utilize a normalized distribution formula to calculate probabilities by utilizing verifiable market data such as volatility as measured by VIX, time to expiration for the option contracts, mean, standard deviation, current S&P 500 Index level and the one year Treasury interest rate to determine the probability an option will expire worthless. Within this strategy, because the trades are call spreads or put spreads where an offsetting position is taken for each contract, the potential risk is well defined. It is desirable that the underlying index remains in a relatively narrow trading range from the time it opens the position until the options expire. For example, with a VIX of 15 the range is 0 to -6% on the put option and 0 to +4% on the call option; but when VIX is 30 the range may be 0 to -12% on the put option and 0 to +6% on the call option. However, the sub-adviser will seek to further mitigate risk and maximize Fund profits by monitoring the trade and may close a trade early if it determines 1) the probability of the put or call option expiring worthless has dropped to 66.67% or lower, 2) it determines it can close the trade for minimum cost (five cents per option or less), or 3) it can close the trade early and achieve it target profit objective.

The Fund may also allocate a portion of its assets to a fixed income strategy in which the Fund may invest in U.S. Treasury bonds of any duration, money market funds, or open end mutual funds that invest primarily in fixed income of U.S. issuers which may be affiliated with the Fund. There are no limitations with respect to credit quality or maturity of such investments. To the extent the Fund invests in any affiliated Underlying Fund, the adviser shall waive its advisory fee with respect to the portion of the Fund that is invested in any affiliated Underlying Fund. The adviser will consider a variety of factors in determining whether to sell a fixed income investment: changes in market condition, changes in prospects for alternative investment possibilities or return opportunities for other fixed income instruments, current return expectation of such security, any changes in interest rates, liquidity of the security, and cash needs of the Fund.

The adviser's investment process combines risk management, due diligence, experienced portfolio construction, and portfolio monitoring. The adviser may also manage the fixed income investment strategy and has overall supervisory responsibilities for the general management and investment of the Fund's securities portfolio. The Fund’s adviser sets the Fund’s investment objective and retains final authority with respect to the Fund’s portfolio if it believes an investment is not consistent with the Fund's investment guidelines and restrictions. The adviser decides how much of the Fund’s investment portfolio will be allocated to any strategy or sub-adviser at any given time. The adviser is also responsible for ongoing performance evaluation, monitoring, and due diligence with respect to any sub-adviser. The Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), which means that the Fund may invest in fewer securities at any one time than a diversified fund.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund's net asset value and performance.

The following risks may apply to the Fund's investments:

• Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.

• Derivatives Risk: The Fund will use options to invest or to hedge other portfolio positions. Options involve risks possibly greater than the risks associated with investing directly in securities including leverage risk, tracking risk (the derivatives may not track the underlying securities) and certain options involve counterparty default risk.

• Fixed Income Risk: The value of the Fund's investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments.

• Hedging Risk: As a result of certain strategies designed to mitigate risk, the Fund expects its premium collection options strategy to be market neutral and therefore the Fund does not expect to participate fully in positive markets and the Fund’s principal investment strategies and defined risk approach may not generate positive returns as intended.

• Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

• Leverage Risk: Using options to increase the Fund's combined long and short exposure creates leverage, which can magnify the Fund's potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund's share price.

• Liquidity Risk: Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

• Management Risk: The adviser's and any sub-adviser’s judgments about the long-term returns the Fund may generate through its principal investment strategies may prove to be incorrect and may not produce the desired results. Additionally, the adviser's judgments about the allocation of Fund’s assets between the principal investment strategies and potential performance of each may also prove incorrect and may not produce the desired results. The Fund is not designed to participate in or be correlated to overall movements of the markets; therefore the Fund may not benefit from positive equity markets, or experience the same type of positive returns as some other funds in a positive equity market environment. The Fund may also experiences losses in a negative equity market, and such losses may be amplified if the options strategy is not successful. The Fund’s principal investment strategies may not achieve their intended results and each strategy could negatively impact the Fund. The Fund’s sub-adviser has not previously managed a mutual fund, but the models it utilizes for the Fund have only been employed since 2010.

• Market Volatility Risk: Overall equity, fixed income, and derivatives market risks may affect the value of the Fund. While the Fund is not designed to be correlated with the markets in general, dramatic or abrupt volatility within the market would negatively impact the Fund’s premium collection options strategy. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund goes down, your investment in the Fund decreases in value and you could lose money.

• No History of Operations Risk: The Fund is a new mutual fund and prior to its recent commencement of operations had no history of operations for investors to evaluate.

• Non-Correlation Risk: Although the Fund will invest in options on the S&P 500 Index, the Fund is not designed to track the returns of such index. The Fund’s return may not match the return of the S&P 500 Index because it is no investing the equity securities that comprise such index. Also, the Fund incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities.

• Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

• Options Risk. Options are subject to changes in the underlying securities or index of securities on which such instruments are based. There is no guarantee that the sub-adviser’s options strategy will be effective or that suitable transactions will be available.

• Underlying Funds Risk: The Fund may invest in money market funds or other fixed income funds (the “Underlying Funds”). Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks and bonds. Underlying Funds in which the Fund may invest may be subject to different risks, investment strategies and policies than those of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.PrincetonPremiumFund.com or by calling 1-888-868-9501.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-868-9501
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.PrincetonPremiumFund.com
Princeton Premium Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PPFAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.42%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1],[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.43%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[1],[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.21%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and/or your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	786
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,269
Princeton Premium Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PPFCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.42%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1],[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.18%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[1],[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.96%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 299
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 960
Princeton Premium Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PPFIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.42%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1],[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.18%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[1],[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.96%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 199
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 661

[1]	Based on an estimate for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the estimated average indirect costs of investing in other investment companies (the "Underlying Funds"). The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	Princeton Fund Advisors, LLC has contractually agreed to waive management fees and to make payments to limit Fund expenses, until at least November 30, 2017 so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with investments including investments in other collective investment vehicles or derivative instruments (for example options fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) do not exceed 2.20%, 2.95% and 1.95% of average daily net assets attributable to Class A, Class C and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the end of fiscal year during which the fees were waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or the then-current expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to Princeton Fund Advisors, LLC.